Post-employment benefit plans (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (327)	$ (146)	$ (220)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	109	(41)	276
Gains / (losses) recognized in other comprehensive income, net of tax	(218)	(186)	56
of which: related to major plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(323)	(135)	(230)
of which: Swiss pension plan
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(276)	(22)	(352)
of which: UK pension plan
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(61)	(78)	130
of which: US and German pension plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	14	(35)	(8)
Remaining plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(4)	(10)	9
UBS AG
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(222)	(129)	(70)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	88	(41)	245
Gains / (losses) recognized in other comprehensive income, net of tax	(134)	(170)	175
UBS AG | of which: related to major plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(219)	(128)	(79)
UBS AG | of which: Swiss pension plan
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(172)	(15)	(201)
UBS AG | of which: UK pension plan
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	(61)	(78)	130
UBS AG | of which: US and German pension plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	14	(35)	(8)
UBS AG | Remaining plans
Post-employment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	$ (3)	$ (1)	$ 9